Restructuring and Related Reorganization Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,041	$ 13,360
Payments for restructuring	4,192	13,209
Restructuring and related reorganization charges	4,041	13,360
Cost of Sales [member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring	215	2,662
Selling and Marketing Expense [member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring	1,290	3,851
General and Administrative Expense [member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	395	399
Payments for restructuring	1,087	3,239
Technology and Product Development [member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring	1,054	3,209
Employee severance [member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,646	12,961
Payments for restructuring	$ 3,646	$ 12,961